COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Base rent	$ 702	$ 776	$ 1,451	$ 1,620
Straight-line rent	9	(10)	10	(16)
Lease termination	(18)	4	2	38
Other lease income	126	138	256	281
Other revenue from tenants	219	235	440	484
Total commercial property revenue	$ 1,038	$ 1,143	$ 2,159	$ 2,407